Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

October 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV3-QTLY-1220
1.9867678.105

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.3%
GCI Liberty, Inc. (a)	65,036	$5,282,874
Entertainment - 0.6%
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,281	229,683
Class B (a)	80,310	503,544
Madison Square Garden Entertainment Corp. (a)	12,288	798,720
The Madison Square Garden Co. (a)	12,329	1,746,280
World Wrestling Entertainment, Inc. Class A	30,336	1,103,017
Zynga, Inc. (a)	583,818	5,248,524
		9,629,768
Interactive Media & Services - 0.8%
TripAdvisor, Inc.	66,557	1,271,904
Zillow Group, Inc.:
Class A (a)	31,151	2,782,719
Class C (a)(b)	99,350	8,804,397
		12,859,020
Media - 1.6%
Cable One, Inc.	3,514	6,085,756
Interpublic Group of Companies, Inc.	255,830	4,627,965
John Wiley & Sons, Inc. Class A (b)	28,699	888,521
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	129,188	4,667,562
Liberty Media Class A (a)(b)	17,826	593,606
News Corp.:
Class A	254,177	3,337,344
Class B	81,022	1,054,906
Nexstar Broadcasting Group, Inc. Class A	28,721	2,366,610
The New York Times Co. Class A (b)	106,965	4,242,232
		27,864,502
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	66,858	1,136,586
U.S. Cellular Corp. (a)	10,029	292,044
		1,428,630

TOTAL COMMUNICATION SERVICES		57,064,794

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.9%
BorgWarner, Inc.	160,724	5,622,126
Gentex Corp.	162,284	4,490,398
Lear Corp.	39,512	4,773,445
		14,885,969
Automobiles - 0.4%
Harley-Davidson, Inc. (b)	100,764	3,313,120
Thor Industries, Inc.	36,218	3,063,318
		6,376,438
Distributors - 0.5%
Pool Corp.	25,510	8,924,163
Diversified Consumer Services - 1.7%
Bright Horizons Family Solutions, Inc. (a)	39,381	6,224,167
Chegg, Inc. (a)	79,897	5,867,636
Frontdoor, Inc. (a)	56,391	2,234,211
Graham Holdings Co.	2,641	1,004,478
Grand Canyon Education, Inc. (a)(b)	30,754	2,410,191
H&R Block, Inc.	126,963	2,191,381
Service Corp. International	113,113	5,238,263
ServiceMaster Global Holdings, Inc. (a)	87,006	4,097,113
		29,267,440
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	150,272	4,168,545
Choice Hotels International, Inc. (b)	23,077	2,015,776
Dunkin' Brands Group, Inc.	54,166	5,400,892
Extended Stay America, Inc. unit	116,329	1,320,334
Hyatt Hotels Corp. Class A	23,000	1,268,220
Norwegian Cruise Line Holdings Ltd. (a)(b)	181,105	3,011,776
Planet Fitness, Inc. (a)	53,051	3,144,333
Six Flags Entertainment Corp.	50,083	1,082,794
Vail Resorts, Inc.	26,284	6,098,939
Wendy's Co.	118,642	2,592,328
Wyndham Destinations, Inc.	55,189	1,800,817
Wyndham Hotels & Resorts, Inc.	60,674	2,821,948
		34,726,702
Household Durables - 2.0%
Leggett & Platt, Inc.	86,867	3,624,960
Mohawk Industries, Inc. (a)	38,248	3,946,811
Newell Brands, Inc.	252,662	4,462,011
NVR, Inc. (a)	2,208	8,728,423
PulteGroup, Inc.	176,574	7,197,156
Tempur Sealy International, Inc. (a)	31,291	2,784,899
Toll Brothers, Inc.	76,457	3,232,602
		33,976,862
Internet & Direct Marketing Retail - 0.9%
Etsy, Inc. (a)	77,828	9,463,107
GrubHub, Inc. (a)	60,456	4,471,326
Qurate Retail, Inc. Series A (a)	251,063	1,699,697
		15,634,130
Leisure Products - 0.6%
Brunswick Corp.	51,863	3,304,192
Mattel, Inc. (a)	227,266	3,129,453
Polaris, Inc.	38,229	3,473,487
		9,907,132
Multiline Retail - 0.4%
Kohl's Corp.	103,883	2,211,669
Nordstrom, Inc. (b)	71,924	870,280
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	36,009	3,136,024
		6,217,973
Specialty Retail - 1.8%
AutoNation, Inc. (a)	37,741	2,141,047
Dick's Sporting Goods, Inc. (b)	40,756	2,308,827
Five Below, Inc. (a)	35,904	4,787,439
Floor & Decor Holdings, Inc. Class A (a)	61,970	4,523,810
Foot Locker, Inc.	68,146	2,513,224
Gap, Inc.	119,882	2,331,705
L Brands, Inc.	151,495	4,849,355
Penske Automotive Group, Inc.	20,798	1,064,026
Vroom, Inc. (b)	16,272	668,779
Williams-Sonoma, Inc. (b)	50,504	4,606,470
		29,794,682
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	93,466	1,983,349
Carter's, Inc. (b)	28,234	2,299,659
Columbia Sportswear Co.	19,000	1,417,210
Hanesbrands, Inc.	228,089	3,665,390
PVH Corp.	46,231	2,694,805
Ralph Lauren Corp.	31,059	2,076,294
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	88,157	2,795,458
Tapestry, Inc.	181,947	4,044,682
Under Armour, Inc.:
Class A (sub. vtg.) (a)	116,653	1,614,478
Class C (non-vtg.) (a)	139,432	1,705,253
		24,296,578

TOTAL CONSUMER DISCRETIONARY		214,008,069

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	5,858	6,087,516
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc. (b)	31,358	460,649
Casey's General Stores, Inc.	24,225	4,083,608
Grocery Outlet Holding Corp. (a)	46,450	2,044,729
Sprouts Farmers Market LLC (a)	77,570	1,477,709
U.S. Foods Holding Corp. (a)(b)	144,575	3,021,618
		11,088,313
Food Products - 1.8%
Beyond Meat, Inc. (a)(b)	34,015	4,844,756
Bunge Ltd.	89,373	5,070,130
Flowers Foods, Inc.	128,493	3,029,865
Ingredion, Inc. (b)	44,247	3,136,670
Lamb Weston Holdings, Inc.	96,045	6,094,055
Pilgrim's Pride Corp. (a)	35,766	598,723
Post Holdings, Inc. (a)(b)	41,960	3,604,364
Seaboard Corp.	172	592,540
The Hain Celestial Group, Inc. (a)(b)	53,421	1,642,696
TreeHouse Foods, Inc. (a)	37,150	1,442,906
		30,056,705
Household Products - 0.2%
Energizer Holdings, Inc.	40,740	1,603,119
Reynolds Consumer Products, Inc.	32,204	909,441
Spectrum Brands Holdings, Inc.	27,868	1,584,853
		4,097,413
Personal Products - 0.3%
Coty, Inc. Class A	191,667	555,834
Herbalife Nutrition Ltd. (a)	59,099	2,667,729
Nu Skin Enterprises, Inc. Class A	33,599	1,658,111
		4,881,674

TOTAL CONSUMER STAPLES		56,211,621

ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	68,872	1,024,127
National Oilwell Varco, Inc.	256,179	2,151,904
		3,176,031
Oil, Gas & Consumable Fuels - 1.5%
Antero Midstream GP LP	187,706	1,075,555
Apache Corp.	250,444	2,078,685
Cimarex Energy Co.	65,946	1,673,050
Continental Resources, Inc.	49,692	597,795
Devon Energy Corp.	251,347	2,244,529
Diamondback Energy, Inc.	103,630	2,690,235
EQT Corp.	167,596	2,537,403
Equitrans Midstream Corp.	268,811	1,951,568
HollyFrontier Corp.	98,408	1,821,532
Marathon Oil Corp.	520,152	2,059,802
Murphy Oil Corp.	95,323	735,894
Parsley Energy, Inc. Class A	197,462	1,976,595
Targa Resources Corp.	151,503	2,431,623
WPX Energy, Inc. (a)	264,522	1,219,446
		25,093,712

TOTAL ENERGY		28,269,743

FINANCIALS - 12.7%
Banks - 3.7%
Associated Banc-Corp.	100,495	1,375,777
Bank of Hawaii Corp.	26,108	1,583,189
Bank OZK (b)	80,444	1,993,402
BOK Financial Corp.	20,544	1,206,755
Comerica, Inc.	91,701	4,173,313
Commerce Bancshares, Inc.	66,167	4,118,896
Cullen/Frost Bankers, Inc.	36,907	2,593,455
East West Bancorp, Inc.	92,817	3,385,964
First Citizens Bancshares, Inc.	4,153	1,921,593
First Hawaiian, Inc.	85,760	1,480,218
First Horizon National Corp. (b)	359,051	3,737,721
FNB Corp., Pennsylvania	214,204	1,619,382
PacWest Bancorp	77,066	1,482,750
Peoples United Financial, Inc.	279,141	2,978,434
Pinnacle Financial Partners, Inc.	48,736	2,231,621
Popular, Inc.	54,581	2,303,318
Prosperity Bancshares, Inc.	58,797	3,240,303
Signature Bank	34,249	2,765,264
Sterling Bancorp	127,250	1,702,605
Synovus Financial Corp.	96,220	2,501,720
TCF Financial Corp.	99,311	2,702,252
Umpqua Holdings Corp.	145,150	1,823,084
Webster Financial Corp.	59,015	1,900,873
Western Alliance Bancorp.	64,349	2,651,179
Wintrust Financial Corp.	37,622	1,852,131
Zions Bancorp NA	106,610	3,440,305
		62,765,504
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	30,551	2,302,629
Ares Management Corp.	65,035	2,750,981
Carlyle Group LP	77,047	1,920,011
Eaton Vance Corp. (non-vtg.)	72,772	4,351,038
Evercore, Inc. Class A	25,973	2,065,892
FactSet Research Systems, Inc.	24,418	7,484,117
Invesco Ltd.	248,414	3,256,708
Lazard Ltd. Class A	66,311	2,232,691
LPL Financial	51,667	4,129,743
Morningstar, Inc.	14,229	2,708,917
SEI Investments Co.	76,227	3,746,557
Virtu Financial, Inc. Class A	41,180	880,428
		37,829,712
Consumer Finance - 0.9%
Ally Financial, Inc.	245,755	6,556,743
Credit Acceptance Corp. (a)(b)	6,457	1,924,961
LendingTree, Inc. (a)(b)	5,199	1,682,344
OneMain Holdings, Inc.	42,551	1,484,604
Santander Consumer U.S.A. Holdings, Inc.	48,710	990,761
SLM Corp.	245,319	2,254,482
		14,893,895
Diversified Financial Services - 0.4%
Jefferies Financial Group, Inc.	148,920	2,905,429
Voya Financial, Inc.	82,523	3,955,327
		6,860,756
Insurance - 4.6%
Alleghany Corp.	9,153	5,006,050
American Financial Group, Inc.	47,827	3,584,155
American National Group, Inc.	4,982	342,762
Assurant, Inc.	39,181	4,872,941
Assured Guaranty Ltd.	53,211	1,358,477
Athene Holding Ltd. (a)	75,802	2,431,728
Axis Capital Holdings Ltd.	54,608	2,331,216
Brighthouse Financial, Inc. (a)	61,394	2,032,141
Brown & Brown, Inc.	155,470	6,764,500
Erie Indemnity Co. Class A	16,552	3,854,464
Everest Re Group Ltd.	25,951	5,114,423
First American Financial Corp.	71,281	3,178,420
Globe Life, Inc.	69,001	5,595,291
GoHealth, Inc. (a)	27,393	283,791
Hanover Insurance Group, Inc.	24,959	2,387,578
Kemper Corp.	40,508	2,497,723
Lemonade, Inc. (a)(b)	8,414	423,140
Mercury General Corp.	18,151	738,927
Old Republic International Corp.	186,602	3,037,881
Primerica, Inc.	25,963	2,862,161
Reinsurance Group of America, Inc.	44,609	4,506,401
RenaissanceRe Holdings Ltd.	33,288	5,383,335
Unum Group	133,870	2,364,144
W.R. Berkley Corp.	91,524	5,502,423
White Mountains Insurance Group Ltd.	1,984	1,802,127
		78,256,199
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	366,645	5,122,031
New Residential Investment Corp.	271,848	2,038,860
Starwood Property Trust, Inc.	180,706	2,524,463
		9,685,354
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	222,454	2,237,887
New York Community Bancorp, Inc.	296,843	2,466,765
TFS Financial Corp.	32,631	512,633
		5,217,285

TOTAL FINANCIALS		215,508,705

HEALTH CARE - 12.6%
Biotechnology - 3.0%
ACADIA Pharmaceuticals, Inc. (a)	72,923	3,387,273
Acceleron Pharma, Inc. (a)	33,966	3,552,164
Agios Pharmaceuticals, Inc. (a)	40,573	1,625,760
Alkermes PLC (a)	103,648	1,684,280
bluebird bio, Inc. (a)(b)	43,620	2,255,590
Exelixis, Inc. (a)	200,103	4,098,109
Global Blood Therapeutics, Inc. (a)(b)	38,670	2,044,870
Ionis Pharmaceuticals, Inc. (a)	85,995	4,037,465
Iovance Biotherapeutics, Inc. (a)	90,824	3,240,600
Neurocrine Biosciences, Inc. (a)	60,600	5,979,402
Repligen Corp. (a)	34,418	5,733,006
Sage Therapeutics, Inc. (a)(b)	33,721	2,474,447
Sarepta Therapeutics, Inc. (a)	49,123	6,676,307
United Therapeutics Corp. (a)	28,541	3,831,058
		50,620,331
Health Care Equipment & Supplies - 2.4%
Envista Holdings Corp. (a)	104,973	2,773,387
Globus Medical, Inc. (a)	48,814	2,544,186
Haemonetics Corp. (a)	32,805	3,316,257
Hill-Rom Holdings, Inc.	43,875	3,995,696
ICU Medical, Inc. (a)	12,782	2,272,512
Integra LifeSciences Holdings Corp. (a)	46,983	2,071,950
Novocure Ltd. (a)	65,552	8,003,899
Penumbra, Inc. (a)(b)	21,750	5,677,403
Quidel Corp. (a)	24,502	6,573,642
Tandem Diabetes Care, Inc. (a)	39,092	4,261,028
		41,489,960
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	57,583	2,052,834
Amedisys, Inc. (a)	20,774	5,380,466
Chemed Corp.	10,211	4,884,126
Encompass Health Corp.	64,671	3,964,979
Guardant Health, Inc. (a)	54,172	5,777,986
Molina Healthcare, Inc. (a)	38,788	7,232,798
Premier, Inc. (b)	40,638	1,330,082
		30,623,271
Health Care Technology - 0.1%
Change Healthcare, Inc. (a)	158,901	2,248,449
Life Sciences Tools & Services - 3.4%
10X Genomics, Inc. (a)	37,870	5,184,403
Adaptive Biotechnologies Corp. (a)	50,061	2,306,811
Avantor, Inc. (a)	295,388	6,873,679
Berkeley Lights, Inc. (a)	6,131	444,927
Bio-Techne Corp.	24,994	6,308,736
Bruker Corp.	68,116	2,897,655
Charles River Laboratories International, Inc. (a)	32,216	7,335,583
PerkinElmer, Inc.	73,328	9,499,642
PPD, Inc.	105,696	3,475,284
PRA Health Sciences, Inc. (a)	41,536	4,047,268
QIAGEN NV (a)	148,320	7,036,301
Syneos Health, Inc. (a)	45,358	2,407,603
		57,817,892
Pharmaceuticals - 1.9%
Catalent, Inc. (a)	107,117	9,401,659
Horizon Therapeutics PLC (a)	128,625	9,637,874
Jazz Pharmaceuticals PLC (a)	35,504	5,116,126
Nektar Therapeutics (a)(b)	113,307	1,794,783
Perrigo Co. PLC	89,716	3,935,841
Reata Pharmaceuticals, Inc. (a)(b)	15,750	1,838,183
		31,724,466

TOTAL HEALTH CARE		214,524,369

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	41,101	4,064,889
BWX Technologies, Inc.	62,618	3,444,616
Curtiss-Wright Corp.	27,248	2,298,641
Hexcel Corp.	54,868	1,836,981
Howmet Aerospace, Inc.	259,448	4,475,478
Huntington Ingalls Industries, Inc.	26,080	3,846,278
Mercury Systems, Inc. (a)	36,164	2,490,976
Spirit AeroSystems Holdings, Inc. Class A	68,966	1,254,492
Textron, Inc.	149,733	5,360,441
Virgin Galactic Holdings, Inc. (a)(b)	44,836	781,043
		29,853,835
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	59,725	5,375,250
Airlines - 0.6%
Alaska Air Group, Inc.	79,208	3,001,191
American Airlines Group, Inc. (b)	332,831	3,754,334
Copa Holdings SA Class A (b)	20,635	1,016,893
JetBlue Airways Corp. (a)	179,339	2,146,688
		9,919,106
Building Products - 2.2%
A.O. Smith Corp.	87,483	4,521,996
Allegion PLC	60,779	5,986,732
Armstrong World Industries, Inc.	31,481	1,885,712
Fortune Brands Home & Security, Inc.	90,757	7,339,519
Lennox International, Inc.	22,796	6,192,761
Owens Corning	70,312	4,603,327
The AZEK Co., Inc.	26,205	876,295
Trex Co., Inc. (a)	76,052	5,288,656
		36,694,998
Commercial Services & Supplies - 0.8%
ADT, Inc.	100,395	661,603
Clean Harbors, Inc. (a)	34,215	1,812,369
IAA Spinco, Inc. (a)	88,653	5,016,873
MSA Safety, Inc.	23,981	3,163,574
Stericycle, Inc. (a)(b)	60,215	3,751,395
		14,405,814
Construction & Engineering - 1.2%
AECOM (a)	100,462	4,504,716
Jacobs Engineering Group, Inc.	82,328	7,821,160
Quanta Services, Inc.	90,121	5,626,254
Valmont Industries, Inc.	13,834	1,963,736
		19,915,866
Electrical Equipment - 1.6%
Acuity Brands, Inc.	25,954	2,313,540
Generac Holdings, Inc. (a)	40,299	8,468,835
GrafTech International Ltd.	45,336	306,018
Hubbell, Inc. Class B	35,520	5,168,515
nVent Electric PLC	102,541	1,850,865
Regal Beloit Corp.	26,558	2,619,947
Sensata Technologies, Inc. PLC (a)	101,505	4,436,784
Vertiv Holdings Co.	144,994	2,559,144
		27,723,648
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	35,611	4,411,135
Machinery - 4.0%
AGCO Corp.	40,723	3,136,893
Allison Transmission Holdings, Inc.	74,289	2,685,547
Colfax Corp. (a)(b)	65,163	1,771,782
Crane Co.	32,335	1,641,001
Donaldson Co., Inc.	84,022	3,991,045
Flowserve Corp.	86,102	2,507,290
Gates Industrial Corp. PLC (a)	29,407	326,418
Graco, Inc.	108,645	6,725,126
ITT, Inc.	57,037	3,451,309
Lincoln Electric Holdings, Inc.	37,626	3,831,079
Middleby Corp. (a)(b)	36,254	3,608,723
Nordson Corp.	37,780	7,307,785
Oshkosh Corp.	44,741	3,013,754
Pentair PLC	108,533	5,400,602
Snap-On, Inc.	35,448	5,584,123
Timken Co.	41,537	2,479,759
Toro Co.	70,426	5,781,975
Trinity Industries, Inc. (b)	59,890	1,128,328
Woodward, Inc.	36,658	2,916,144
		67,288,683
Marine - 0.1%
Kirby Corp. (a)	39,252	1,510,809
Professional Services - 0.9%
CoreLogic, Inc.	52,199	4,015,669
FTI Consulting, Inc. (a)	23,758	2,339,213
Manpower, Inc.	38,350	2,602,815
Nielsen Holdings PLC	234,963	3,174,350
Robert Half International, Inc.	74,114	3,756,839
		15,888,886
Road & Rail - 0.6%
AMERCO	5,865	2,036,093
Knight-Swift Transportation Holdings, Inc. Class A	82,194	3,122,550
Landstar System, Inc.	25,276	3,151,917
Ryder System, Inc.	34,647	1,706,711
Schneider National, Inc. Class B	38,973	859,744
		10,877,015
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	70,037	1,907,808
HD Supply Holdings, Inc. (a)	105,934	4,222,529
MSC Industrial Direct Co., Inc. Class A	29,464	2,052,462
Univar, Inc. (a)	110,194	1,828,118
Watsco, Inc.	21,398	4,796,148
		14,807,065
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	47,966	1,237,523

TOTAL INDUSTRIALS		259,909,633

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 0.7%
Ciena Corp. (a)	100,573	3,961,570
CommScope Holding Co., Inc. (a)	126,476	1,125,636
EchoStar Holding Corp. Class A (a)(b)	32,419	750,824
Lumentum Holdings, Inc. (a)	49,217	4,069,754
ViaSat, Inc. (a)(b)	38,480	1,304,472
		11,212,256
Electronic Equipment & Components - 2.4%
Arrow Electronics, Inc. (a)	50,839	3,959,850
Avnet, Inc.	65,866	1,624,914
Cognex Corp.	108,427	7,145,339
Coherent, Inc. (a)	15,925	1,992,855
Dolby Laboratories, Inc. Class A	41,614	3,124,379
FLIR Systems, Inc.	86,004	2,983,479
Jabil, Inc.	97,196	3,221,075
Littelfuse, Inc.	15,524	3,072,821
National Instruments Corp.	85,210	2,665,369
SYNNEX Corp.	27,330	3,597,721
Trimble, Inc. (a)(b)	164,044	7,895,438
		41,283,240
IT Services - 3.7%
Alliance Data Systems Corp.	30,816	1,588,257
Amdocs Ltd.	87,693	4,944,131
BigCommerce Holdings, Inc. (a)(b)	5,843	428,876
Black Knight, Inc. (a)	99,730	8,771,254
Booz Allen Hamilton Holding Corp. Class A	89,080	6,992,780
CACI International, Inc. Class A (a)	16,396	3,419,058
DXC Technology Co.	167,032	3,076,729
Euronet Worldwide, Inc. (a)	33,185	2,948,155
Fastly, Inc. Class A (a)	51,805	3,290,136
Genpact Ltd.	123,608	4,248,407
MongoDB, Inc. Class A (a)	33,168	7,577,893
Sabre Corp. (b)	181,495	1,183,347
Science Applications International Corp.	38,208	2,917,945
StoneCo Ltd. Class A (a)	117,948	6,196,988
Switch, Inc. Class A	59,745	840,015
WEX, Inc. (a)	29,013	3,671,595
		62,095,566
Semiconductors & Semiconductor Equipment - 4.3%
Cirrus Logic, Inc. (a)	38,635	2,660,792
Cree, Inc. (a)	71,139	4,524,440
Enphase Energy, Inc. (a)	69,671	6,834,028
Entegris, Inc.	88,285	6,601,069
First Solar, Inc. (a)(b)	60,344	5,252,643
Inphi Corp. (a)	31,517	4,404,816
MKS Instruments, Inc.	36,040	3,906,376
Monolithic Power Systems, Inc.	28,595	9,138,962
ON Semiconductor Corp. (a)	267,107	6,701,715
SolarEdge Technologies, Inc. (a)	32,211	8,300,453
Teradyne, Inc.	108,967	9,572,751
Universal Display Corp.	28,298	5,611,776
		73,509,821
Software - 8.5%
2U, Inc. (a)(b)	44,461	1,638,388
Alteryx, Inc. Class A (a)(b)	34,647	4,343,001
Anaplan, Inc. (a)	85,696	4,743,274
Aspen Technology, Inc. (a)	44,551	4,892,145
Avalara, Inc. (a)	54,351	8,101,017
Bill.Com Holdings, Inc. (a)	35,989	3,598,900
CDK Global, Inc.	80,420	3,466,102
Ceridian HCM Holding, Inc. (a)	70,929	6,115,498
Cloudflare, Inc. (a)	72,010	3,742,360
Duck Creek Technologies, Inc. (a)(b)	9,421	408,589
Dynatrace, Inc. (a)	120,565	4,257,150
Elastic NV (a)	42,848	4,345,216
Everbridge, Inc. (a)	22,533	2,358,980
Fair Isaac Corp. (a)	18,428	7,213,641
FireEye, Inc. (a)(b)	146,130	2,022,439
Five9, Inc. (a)	40,671	6,170,604
Globant SA (a)	25,435	4,593,815
Guidewire Software, Inc. (a)	54,800	5,266,828
HubSpot, Inc. (a)	27,285	7,914,560
Jamf Holding Corp. (a)(b)	13,211	430,679
Manhattan Associates, Inc. (a)	41,729	3,567,830
Medallia, Inc. (a)(b)	55,085	1,567,168
nCino, Inc. (a)	9,522	671,491
New Relic, Inc. (a)	33,736	2,046,426
Nuance Communications, Inc. (a)	185,250	5,911,328
Nutanix, Inc. Class A (a)	120,566	2,934,576
Pagerduty, Inc. (a)(b)	45,055	1,220,991
Parametric Technology Corp. (a)	68,890	5,778,493
Paylocity Holding Corp. (a)	22,852	4,239,503
Pegasystems, Inc.	25,815	2,991,442
Pluralsight, Inc. (a)	68,423	1,074,241
Proofpoint, Inc. (a)	37,331	3,574,070
RealPage, Inc. (a)	57,958	3,227,681
Smartsheet, Inc. (a)	72,699	3,624,045
SolarWinds, Inc. (a)(b)	31,100	635,373
Teradata Corp. (a)(b)	72,286	1,327,894
Zendesk, Inc. (a)	75,299	8,353,671
Zscaler, Inc. (a)	46,360	6,293,370
		144,662,779
Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp. (a)	83,765	1,702,105
Pure Storage, Inc. Class A (a)	158,847	2,557,437
Xerox Holdings Corp.	119,706	2,080,490
		6,340,032

TOTAL INFORMATION TECHNOLOGY		339,103,694

MATERIALS - 6.3%
Chemicals - 2.9%
Albemarle Corp. U.S.	69,609	6,488,255
Ashland Global Holdings, Inc.	36,389	2,538,861
Axalta Coating Systems Ltd. (a)	138,518	3,478,187
Cabot Corp.	37,136	1,411,539
CF Industries Holdings, Inc.	140,728	3,885,500
Element Solutions, Inc. (a)	142,606	1,671,342
Huntsman Corp.	131,753	3,200,280
NewMarket Corp.	4,582	1,638,936
Olin Corp.	94,122	1,557,719
RPM International, Inc.	84,025	7,114,397
The Chemours Co. LLC	107,110	2,157,195
The Mosaic Co.	227,383	4,206,586
The Scotts Miracle-Gro Co. Class A	26,735	4,011,587
Valvoline, Inc.	121,859	2,396,967
W.R. Grace & Co.	37,010	1,609,565
Westlake Chemical Corp.	22,321	1,509,346
		48,876,262
Construction Materials - 0.1%
Eagle Materials, Inc.	27,038	2,304,990
Containers & Packaging - 2.5%
Aptargroup, Inc.	42,344	4,831,027
Ardagh Group SA	12,480	205,670
Avery Dennison Corp.	54,808	7,584,879
Berry Global Group, Inc. (a)	87,192	4,065,763
Crown Holdings, Inc. (a)	85,207	7,310,761
Graphic Packaging Holding Co.	183,046	2,432,681
Packaging Corp. of America	61,757	7,070,559
Sealed Air Corp.	102,267	4,048,751
Silgan Holdings, Inc.	51,561	1,776,276
Sonoco Products Co.	66,263	3,239,598
		42,565,965
Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	41,761	4,551,531
Royal Gold, Inc.	43,087	5,119,166
Steel Dynamics, Inc.	131,897	4,152,118
		13,822,815

TOTAL MATERIALS		107,570,032

REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 8.6%
American Campus Communities, Inc.	90,024	3,372,299
American Homes 4 Rent Class A	171,219	4,840,361
Americold Realty Trust	134,010	4,855,182
Apartment Investment & Management Co. Class A	97,384	3,106,550
Apple Hospitality (REIT), Inc.	138,036	1,366,556
Brandywine Realty Trust (SBI)	110,559	968,497
Brixmor Property Group, Inc.	195,339	2,140,915
Camden Property Trust (SBI)	62,095	5,727,643
CoreSite Realty Corp.	26,402	3,151,343
Corporate Office Properties Trust (SBI)	73,549	1,649,704
Cousins Properties, Inc.	97,531	2,485,090
CubeSmart	127,401	4,322,716
CyrusOne, Inc.	76,867	5,461,400
Douglas Emmett, Inc.	109,849	2,592,436
Empire State Realty Trust, Inc.	98,279	528,741
EPR Properties	48,710	1,161,246
Equity Commonwealth	77,272	2,041,526
Equity Lifestyle Properties, Inc.	114,392	6,770,862
Federal Realty Investment Trust (SBI)	49,618	3,412,726
First Industrial Realty Trust, Inc.	82,831	3,297,502
Gaming & Leisure Properties	135,340	4,919,609
Healthcare Trust of America, Inc.	142,804	3,470,137
Highwoods Properties, Inc. (SBI)	67,615	2,012,899
Hudson Pacific Properties, Inc.	99,039	1,907,491
Iron Mountain, Inc.	188,016	4,899,697
JBG SMITH Properties	80,759	1,885,723
Kilroy Realty Corp.	75,860	3,571,489
Kimco Realty Corp.	272,464	2,795,481
Lamar Advertising Co. Class A	56,511	3,501,422
Life Storage, Inc.	30,770	3,512,396
Medical Properties Trust, Inc.	342,845	6,109,498
National Retail Properties, Inc.	112,828	3,611,624
Omega Healthcare Investors, Inc.	148,071	4,265,926
Outfront Media, Inc.	94,412	1,237,741
Paramount Group, Inc.	127,370	736,199
Park Hotels & Resorts, Inc.	155,086	1,540,004
Rayonier, Inc.	86,951	2,206,816
Regency Centers Corp.	111,068	3,952,910
Rexford Industrial Realty, Inc.	81,524	3,787,605
SL Green Realty Corp.	48,184	2,062,757
Spirit Realty Capital, Inc.	67,841	2,038,622
Store Capital Corp.	153,309	3,940,041
Taubman Centers, Inc.	39,364	1,315,545
VEREIT, Inc.	710,372	4,404,306
VICI Properties, Inc.	351,574	8,068,623
Weingarten Realty Investors (SBI)	80,115	1,270,624
		146,278,480
Real Estate Management & Development - 0.3%
Howard Hughes Corp. (a)(b)	25,785	1,603,569
Jones Lang LaSalle, Inc.	34,054	3,843,334
		5,446,903

TOTAL REAL ESTATE		151,725,383

UTILITIES - 2.9%
Electric Utilities - 1.7%
Hawaiian Electric Industries, Inc.	70,616	2,333,153
IDACORP, Inc.	33,180	2,910,881
NRG Energy, Inc.	160,345	5,070,109
OGE Energy Corp.	131,592	4,049,086
PG&E Corp. (a)	854,575	8,169,737
Pinnacle West Capital Corp.	74,004	6,036,506
		28,569,472
Gas Utilities - 0.4%
National Fuel Gas Co. (b)	57,344	2,291,466
UGI Corp.	137,377	4,442,772
		6,734,238
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	321,699	5,587,912
Multi-Utilities - 0.2%
MDU Resources Group, Inc.	131,266	3,118,880
Water Utilities - 0.3%
Essential Utilities, Inc.	147,307	6,069,048

TOTAL UTILITIES		50,079,550

TOTAL COMMON STOCKS
(Cost $1,448,597,496)		1,693,975,593

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.10% (c)	3,041,060	3,041,668
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	73,533,671	73,541,024
TOTAL MONEY MARKET FUNDS
(Cost $76,582,692)		76,582,692
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $1,525,180,188)		1,770,558,285
NET OTHER ASSETS (LIABILITIES) - (4.2)%(e)		(71,714,745)
NET ASSETS - 100%		$1,698,843,540

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	25	Dec. 2020	$4,739,000	$175,575	$175,575

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $675,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,409
Fidelity Securities Lending Cash Central Fund	28,468
Total	$29,877

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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